OTHER CURRENT ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other assets	$ 88	$ 44
Regulatory assets (Note 12)	42	46
Materials and supplies	29	34
Other current assets	$ 159	$ 124